SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE—9 SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company was established under the laws of Cayman Islands on February 14, 2022, with authorized share of 100,000,000 ordinary shares of par value US$0.001 each. On January 5, 2024, the Company amended its memorandum of association to effect a 1:2 forward stock split and to change the authorized share capital to $100,000 divided into 200,000,000 ordinary shares, of a par value of $0.0005 each.

The Company is authorized to issue one class of ordinary share.

The holders of the Company’s ordinary share are entitled to the following rights:

Voting Rights: Each share of the Company’s ordinary share entitles its holder to one vote per share on all matters to be voted or consented upon by the stockholders. Holders of the Company’s ordinary shares are not entitled to cumulative voting rights with respect to the election of directors.

Dividend Right: Subject to limitations under Cayman law and preferences that may apply to any shares of preferred stock that the Company may decide to issue in the future, holders of the Company’s ordinary share are entitled to receive ratably such dividends or other distributions, if any, as may be declared by the Board of the Company out of funds legally available therefor.

Liquidation Right: In the event of the liquidation, dissolution or winding up of our business, the holders of the Company’s ordinary share are entitled to share ratably in the assets available for distribution after the payment of all of the debts and other liabilities of the Company, subject to the prior rights of the holders of the Company’s preferred stock.

Other Matters: The holders of the Company’s ordinary share have no subscription, redemption or conversion privileges. The Company’s ordinary share does not entitle its holders to preemptive rights. All of the outstanding shares of the Company’s ordinary share are fully paid and non-assessable. The rights, preferences and privileges of the holders of the Company’s ordinary share are subject to the rights of the holders of shares of any series of preferred stock which the Company may issue in the future.

Dividend Distribution

On December 28, 2022, the Company approved the distribution of an interim dividend of approximately $1.5 million to the shareholders.